Regulatory Matters (Regulatory capital amounts and ratios) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 84,671,763	$ 77,746,000
Actual, Ratio	21.70%	20.60%
For Capital Adequacy, Amount	$ 23,429,060	$ 15,073,400
For Capital Adequacy, Ratio	6.00%	4.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	$ 95,428,763	$ 89,915,000
Actual, Ratio	24.40%	23.90%
For Capital Adequacy, Amount	$ 31,238,746	$ 30,146,800
For Capital Adequacy, Ratio	8.00%	8.00%
Common Equity Tier One Capital	$ 63,503,763
Common Equity Tier 1 Capital to Risk Weighted Assets	16.30%
Common Equity Tier 1 Capital Required for Capital Adequacy	$ 17,571,794.625
CET1 Capital to Risk Weighted Assets Required for Capital Adequacy	4.50%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	$ 84,672,000	$ 77,746,000
Actual, Ratio	10.60%	9.50%
For Capital Adequacy, Amount	$ 31,810,743	$ 32,778,400
For Capital Adequacy, Ratio	4.00%	4.00%
Security Federal Bank [Member]
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 87,728,000	$ 87,222,000
Actual, Ratio	22.50%	23.20%
For Capital Adequacy, Amount	$ 23,440,440	$ 15,061,720
For Capital Adequacy, Ratio	6.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 31,253,920	$ 22,592,580
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	6.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	$ 92,653,000	$ 91,973,000
Actual, Ratio	23.70%	24.40%
For Capital Adequacy, Amount	$ 31,253,920	$ 30,123,440
For Capital Adequacy, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 39,067,400	$ 37,654,300
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Common Equity Tier One Capital	$ 87,728,000
Common Equity Tier 1 Capital to Risk Weighted Assets	22.50%
Common Equity Tier 1 Capital Required for Capital Adequacy	$ 17,580,330
CET1 Capital to Risk Weighted Assets Required for Capital Adequacy	4.50%
CET1 Required to Be Well Capitalized	$ 25,393,810
CET1 Required to be Well Capitalized to Risk Weighted Assets	6.50%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	$ 87,728,000	$ 87,222,000
Actual, Ratio	11.00%	10.60%
For Capital Adequacy, Amount	$ 31,800,960	$ 32,792,480
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 39,751,200	$ 40,990,600
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%